Consolidated Statements of Changes in Equity	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Ordinary shares HKD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Shares subscription receivables HKD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional paid-in capital HKD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Retained earnings HKD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Total SU Group Holdings Limited shareholders’ equity HKD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] HKD ($)	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Shares subscription receivables HKD ($)	Shares subscription receivables USD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Total SU Group Holdings Limited shareholders’ equity HKD ($)	Total SU Group Holdings Limited shareholders’ equity USD ($)	Non- controlling interest HKD ($)	HKD ($)	USD ($)
Balance (in Dollars)							$ 120,000		$ (119,990)		$ 8,000,000		$ 32,322,456		$ 40,322,466		$ 1,128,837	$ 41,451,303
Balance at Sep. 30, 2021							$ 120,000		(119,990)		8,000,000		32,322,456		40,322,466		1,128,837	41,451,303
Balance (in Shares) at Sep. 30, 2021 | shares							12,000,000	12,000,000
Net income													7,762,677		7,762,677		487,497	8,250,174
Dividend distribution													(8,000,000)		(8,000,000)		(40,400)	(8,040,400)
Balance at Sep. 30, 2022							$ 120,000		(119,990)		8,000,000		32,085,133		40,085,143		1,575,934	41,661,077
Balance (in Shares) at Sep. 30, 2022 | shares							12,000,000	12,000,000
Balance (in Dollars)							$ 120,000		(119,990)		8,000,000		32,085,133		40,085,143		1,575,934	41,661,077
Net income													9,697,369		9,697,369		105,775	9,803,144
Capital contribution											4,961,320				4,961,320			4,961,320
Transfer upon acquisition of non-controlling interests											1,680,709				1,680,709		(1,681,709)	(1,000)
Cumulative effect adjustment upon adoption of ASC 326													(1,111,178)		(1,111,178)			(1,111,178)
Balance at Sep. 30, 2023	$ 120,000	$ (119,990)	$ 14,642,029	$ 40,671,324	$ 55,313,363	$ 55,313,363	$ 120,000		(119,990)		14,642,029		41,782,502		56,424,541			56,424,541
Balance (in Shares) at Sep. 30, 2023 | shares	12,000,000						12,000,000	12,000,000
Balance (in Dollars)	$ 120,000	$ (119,990)	$ 14,642,029	$ 40,671,324	$ 55,313,363	$ 55,313,363	$ 120,000		(119,990)		14,642,029		41,782,502		56,424,541			56,424,541
Net income													10,653,488		10,653,488			10,653,488	$ 1,370,524
Receipt of subscription receivables (in Dollars)										$ 119,900,000,000						$ 119,900,000,000			119,900,000,000
Capital injection from shareholder											762,688				762,688			762,688
Initial public offering, net							$ 12,500				24,286,697				24,299,197			24,299,197
Initial public offering, net (in Shares) | shares							1,250,000	1,250,000
Ordinary shares issued for services							$ 3,975				6,569,085				6,573,060			6,573,060
Ordinary shares issued for services (in Shares) | shares							397,500	397,500
Balance at Sep. 30, 2024							$ 136,475	$ 17,557	(90)	(12)	46,260,499	$ 5,951,205	51,324,812	$ 6,602,706	97,721,696	12,571,456		97,721,696	12,571,456
Balance (in Shares) at Sep. 30, 2024 | shares							13,647,500	13,647,500
Balance (in Dollars)							$ 136,475	$ 17,557	$ (90)	$ (12)	$ 46,260,499	$ 5,951,205	$ 51,324,812	$ 6,602,706	$ 97,721,696	$ 12,571,456		$ 97,721,696	$ 12,571,456